Share capital and share premium	6 Months Ended
Jun. 30, 2019
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Share capital and share premium

8. Share capital and share premium

	June 30, 2019	December 31, 2018
	(in thousands)
	£	£
Share capital	1,290	1,289
Share premium	79,511	79,426

	80,801	80,715

	June 30, 2019	December 31, 2018
	Number (in thousands)
Issued share capital comprises:
Ordinary shares of £0.04 each	32,257	32,226

	Number of shares	Share capital	Share premium
	(in thousands)
		£	£
Fully paid shares:
Balance at December 31, 2018	32,226	1,289	79,426
Issue of shares on exercise of options	31	1	85

Balance at June 30, 2019	32,257	1,290	79,511